FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2014
Fair Value Disclosures [Abstract]
Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2014 and December 31, 2013 are as follows:

	2014		2013
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	62,436	62,436	53,759	53,759
Restricted cash and investments	36,651	36,651	68,363	68,363
Marketable securities	4,471	4,471	3,479	3,479
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	218,280	189,730	269,078	200,077
4.5% Convertible Bond	190,000	171,950	190,000	140,315

Financial assets and liabilities measured at fair value on recurring basis
The estimated fair value of financial assets and liabilities at June 30, 2014 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	62,436	62,436	—	—
Restricted cash and investments	36,651	36,651	—	—
Marketable securities	4,471	4,471	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	189,730	—	189,730	—
4.5% Convertible Bond	171,950	—	171,950	—

The estimated fair value of financial assets and liabilities at December 31, 2013 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	53,759	53,759	—	—
Restricted cash and investments	68,363	68,363	—	—
Marketable securities	3,479	3,479	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	200,077	—	200,077	—
4.5% Convertible Bond	140,315	—	140,315	—